Right-of-use Assets and Lease Liabilities (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Right-of-use Assets And Lease Liabilities
Opening balance	$ 548,607	$ 170,731
Modification by extending the lease term		508,799
Less: lease payments	(130,056)	(144,253)
Interest expense	47,379	13,330	$ 21,480
Ending balance	465,930	548,607	$ 170,731
Less: current portion of lease liabilities	(88,295)	(82,677)
Long-term portion of lease liabilities	$ 377,635	$ 465,930